Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss and comprehensive loss	$ (3,615,375)	$ (4,472,170)	$ 956,578
Item not affecting cash:
Share-based payments	872,879	910,700	815,428
Interest expense	96,768	128,033	8,151
Change in fair value of derivatives	(498,534)	(166,651)	0
Gain on sale of property	0	0	(3,500,000)
Recovery of flow-through premium liability (Notes 9 and 15)	120,902	8,477	977,534
Finance income on sublease	0	(1,314)	(8,879)
Gain on forgiveness of debt	(106,624)	(10,000)	(184,813)
Equity loss on investment in associate	105,760	0	0
Gain on long-term investment	0	(671)	5,100
Gain on spin-out transaction	(1,914,814)	0	0
Write off of prepaid	0	0	48,000
Write off of short-term payable	(0)	(0)	(2,500)
Receivables	(85,648)	(13,694)	(46,624)
Prepaid expenses and deposits	223,478	(278,859)	(762)
Accounts payable and accrued liabilities	1,262,618	148,339	411,746
Loan repayments	0	30,000	0
Net cash used in operating activities	(3,780,394)	(3,794,764)	(2,476,109)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs	(249,957)	(198,829)	(294,962)
Exploration and evaluation expenditures	(1,967,017)	(2,382,193)	(4,368,564)
Exploration and evaluation recoveries	200,000	200,000	300,000
Receipt of sublease payments	0	32,851	65,702
Sale proceeds from investment	0	3,571	0
Cash held by spun out subsidiary	(656,450)	0	0
Sale of property	0	0	3,500,000
Net cash used in investing activities	(2,673,424)	(2,344,600)	(797,824)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placements	11,850,379	7,047,668	1,661,807
Share issue costs	(675,557)	(480,415)	(99,624)
Exercise of warrants	0	0	1,059,017
Exercise of options	0	131,400	77,750
Short-term loan received (repayment)	(600,000)	(102,711)	985,742
Short-term loan interest repaid	(113,920)	(102,090)	0
Subscription received in advance	0	105,000	0
Repayment of lease obligations	0	(35,813)	(71,627)
Net cash provided by financing activities	10,460,902	6,563,039	3,613,065
Change in cash for the year	4,007,084	423,675	339,132
Cash, beginning of year	998,262	574,587	235,455
Cash, end of year	5,005,346	998,262	574,587
Cash paid for interest and taxes	$ 113,920	$ 102,090	$ 88,800